Supplementary information on capital management (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplementary information on capital management
Total equity including noncontrolling interests	€ 12,901,958,000	€ 10,828,186,000	€ 11,051,132,000	€ 9,805,591,000
Debt	7,546,228,000	7,447,686,000
Total assets	€ 26,242,268,000	€ 24,025,215,000	€ 25,503,639,000
Debt in % of total assets	28.80%	31.00%
Total equity in % of total assets	49.20%	45.10%